CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	215,342	215,342	215,342
Common stock, shares outstanding	215,342	215,342	215,342
Series A, Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	10,000	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000	10,000
Series B Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000